Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 52,789	¥ 24,542
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(15,599)	(29,219)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (395)	¥ (1,221)

[1]	Amounts include the net gains (losses) of ¥(1,221) million and ¥(395) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2020 and 2021, respectively.